Subsequent events	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent events [Abstract]
Subsequent events

10. Subsequent events

On April 13, 2012, NYMEX crude oil futures prices exceeded $100 for the 61 st consecutive day. Accordingly, the Company incurred a payable for additional acquisition costs under the third quarter 2011 acquisition agreement described in Note 3. This payable has a payment due date of April 13, 2013.

14.	Subsequent events

The Company sold a working interest in a well and related lease in Niobrara County Wyoming of its recently acquired assets for approximately $1.1 million to an unaffiliated party. Arête paid $144,682 in the original purchase price for a 50% working interest and an overriding royalty interest. In October 2011, Arête purchased the remaining 50% working interest and an overriding royalty interest for $168,420. Therefore, Arête’s gain on the sale is approximately $750,000 is expected to be recognized in the first quarter of 2012, and it retains its 2.575% overriding royalty interest.